UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                    Form 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended     December 31, 2011
                                                --------------------

Check here if Amendment [  ]; Amendment Number:
                                               -------

  This Amendment (Check only one.):      [  ] is a restatement.
                                         [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:            GENERAL ATLANTIC LLC
                 ------------------------------
Address:         3 Pickwick Plaza
                 ------------------------------
                 Greenwich, CT  06830
                 ------------------------------


Form 13F File Number:    028-03473
                         -----------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:            Thomas J. Murphy
                 ------------------------------
Title:           Chief Financial Officer
                 ------------------------------
Phone:           (203) 629-8600
                 ------------------------------

Signature, Place, and Date of Signing:

   /s/ Thomas J. Murphy            Greenwich, CT        February 10, 2012
----------------------------   ---------------------   ---------------------
       [Signature]                 [City, State]             [Date]
Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             FORM 13F SUMMARY PAGE

Report Summary:



Number of Other Included Managers:               0
                                            ------------

Form 13F Information Table Entry Total:          9
                                            ------------

Form 13F Information Table Value Total:      $2,021,301
                                            ------------
                                             (thousands)



List of Other Included Managers:



Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

         NONE


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

                                                     FORM 13F INFORMATION TABLE


       COLUMN 1       COLUMN 2     COLUMN 3   COLUMN 4         COLUMN 5         COLUMN 6     COLUMN 7           COLUMN 8
--------------------  --------    ----------  --------   -------------------   ----------   ----------  --------------------------
                       TITLE                   VALUE      SHRS OR   SH/  PUT/   INVESTMENT     OTHER         VOTING AUTHORITY
    NAME OF ISSUER    OF CLASS      CUSIP     (X$1000)    PRN AMT   PRN  CALL   DISCRETION    MANAGERS     SOLE      SHARED   NONE
-----------------------------------------------------------------------------------------------------------------------------------


DICE HOLDINGS         COM        253017107      70,911   8,553,825   SH         SOLE                   8,553,825


FIRST REP BK SAN      COM        33616C100     598,871  19,564,553   SH         SOLE                  19,564,553
  FRAN CALI N


GENPACT               COM        G3922B107     669,556  44,786,349   SH         SOLE                  44,786,349


NET 1 UEPS
  TECHNOLOGIES, INC   COM        64107N206      49,158   6,409,091   SH         SOLE                   6,409,091


RENREN, INC.          ADR        759892102      47,947  13,506,225   SH         SOLE                  13,506,225


SERVICESOURCE
  INTL LLC            COM        81763U100     173,967  11,087,740   SH         SOLE                  11,087,740


SOUFUN HOLDINGS       ADR        836034108     224,591  15,382,931   SH         SOLE                  15,382,931


VIMICRO CORPORATION   ADR        92718N109       2,161   1,500,934   SH         SOLE                   1,500,934


WEB COM GROUP INC     COM        94733A104     184,139  16,081,991   SH         SOLE                  16,081,991



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